K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600 T 202.778.9000 www.klgates.com

October 28, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:	SA Funds – Investment Trust
File Nos. 333-70423 and 811-09195
Post-Effective Amendment No. 22

Ladies and Gentlemen:

We have acted as counsel to SA Funds – Investment Trust (the “Trust”) in connection with the preparation of Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed the disclosure that we understand will be contained in the Amendment when it is filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP